Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 01, 2018
Registrant Name	dei_EntityRegistrantName	M3Sixty Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001643838
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2018
Prospectus Date	rr_ProspectusDate	Apr. 01, 2018
Cognios Large Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF COGNIOS LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cognios Large Cap Value Fund (the “Value Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Value Fund’s principal investment objective is long-term growth of capital. The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate. The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500 Index. As of February 28, 2018, the market capitalization range of the S&P 500 Index was approximately $2.6 billion to $915 billion. It may also invest up to 20% in issuers of any size.

The Value Fund may use borrowings for investment purposes. In determining when and to what extent to employ borrowing (i.e. leverage), the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions. These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Fund will only engage in borrowing when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.

The Adviser selects securities for purchase using its proprietary ROTA/ROME® investment selection and portfolio construction methodology. ROTA/ROME® focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Tangible Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500 Index. As of September 30, 2017, the market capitalization range of the S&P 500 Index was $2.5 billion to $800 billion. It may also invest up to 20% in issuers of any size.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Value Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Value Fund will be successful in meeting its investment objective. Generally, the Value Fund will be subject to the following additional risks:

•Market risk – Market risk refers to the risk that the value of securities in the Value Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Value Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

•Management style risk – The Value Fund intends to invest in stocks that the Adviser believes are undervalued and the Value Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

•Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Value Fund does not intend to concentrate its investments in any particular sector or sectors, the Value Fund may, from time to time, emphasize investments in one or more sectors. If the Value Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

•New Fund risk – The Value Fund commenced operations in 2016. Accordingly, investors in the Value Fund bear the risk that the Value Fund may not be successful in implementing its investment strategy.

•Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures. Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

•Borrowing risk – Borrowing money for investment purposes involves certain risks to the Value Fund’s shareholders, including potential for higher volatility of the net asset value of the Fund’s shares and the relatively greater effect of portfolio holdings on the net asset value of the shares. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

In the future, the Value Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Value Fund by comparing the Value Fund’s performance with a broad measure of market performance and by showing changes in the Value Fund’s performance from year to year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Value Fund because it has not yet completed a full calendar year of operations.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows how the Value Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table that follows shows how the Value Fund’s average annual total returns for 1 year and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the Value Fund. Past performance (before and after taxes) of the Value Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (888) 553-4233 or by visiting www.cognios.com/performance.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Value Fund’s year to date return for the Institutional Class as of December 31, 2017 was 16.24%. During the period shown in the bar chart, the highest return for a quarter was 7.44% during the quarter ended December 31, 2017 and the lowest return for a quarter was 1.31% during the quarter ended June 30, 2017.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

(1)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(2)The Russell 1000® Value Total Return Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Value Fund’s Institutional Class of shares; after-tax returns for the other class of shares will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Value Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 553-4233 or visiting www.cognios.com.

Cognios Large Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COGVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,497
Annual Return 2017	rr_AnnualReturn2017	16.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.31%
1 Year	rr_AverageAnnualReturnYear01	16.24%
Since Inception	rr_AverageAnnualReturnSinceInception	15.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COGLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,777
1 Year	rr_AverageAnnualReturnYear01	16.06%
Since Inception	rr_AverageAnnualReturnSinceInception	15.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | Return After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.89%
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.13%
Since Inception	rr_AverageAnnualReturnSinceInception	11.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | S&P 500 Total Return Index | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	21.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | Russell 1000 Value Total Return Index | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.66%
Since Inception	rr_AverageAnnualReturnSinceInception	17.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF COGNIOS LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Cognios Large Cap Growth Fund (the “Growth Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 286% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	286.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Growth Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Growth Fund’s principal investment objective is long-term growth of capital. The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue. The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index. As of May 2017, the market capitalization range of the Russell 1000 Index was approximately $2.3 billion to $814 billion. It may also invest up to 20% in issuers of any size.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile and desired risk attributes to determine an initial universe of large capitalization companies from which the Growth Fund may invest. The Adviser then uses a quantitative process to evaluate the company fundamentals and stocks price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Growth Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Growth Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index. As of May 2017, the market capitalization range of the Russell 1000 Index was $2.3 billion to $814 billion. It may also invest up to 20% in issuers of any size.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Growth Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•An investment in the Growth Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Growth Fund will be successful in meeting its investment objective. Generally, the Growth Fund will be subject to the following additional risks:

•Market risk – Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Growth Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

•Foreign Securities risk – Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

•Management style risk – The Growth Fund intends to invest in growth-oriented stocks and the Growth Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

•Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Growth Fund does not intend to concentrate its investments in any particular sector or sectors, the Growth Fund may, from time to time, emphasize investments in one or more sectors. If the Growth Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

•New Fund risk – The Growth Fund commenced operations in 2016. Accordingly, investors in the Growth Fund bear the risk that the Growth Fund may not be successful in implementing its investment strategy.

•Portfolio Turnover Risk – When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Growth Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Growth Fund’s portfolio) involves correspondingly greater expenses to the Growth Fund and may adversely affect Fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Growth Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

In the future, the Growth Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Growth Fund by comparing the Growth Fund’s performance with a broad measure of market performance and by showing changes in the Growth Fund’s performance from year to year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Growth Fund because it has not yet completed a full calendar year of operations.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows how the Growth Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table that follows shows how the Growth Fund’s average annual total returns for 1 year and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the Growth Fund. Past performance (before and after taxes) of the Growth Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (888) 553-4233 or by visiting www.cognios.com/performance.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Growth Fund’s year to date return for the Institutional Class as of December 31, 2017 was 25.81%. During the period shown in the bar chart, the highest return for a quarter was 9.02% during the quarter ended December 31, 2017 and the lowest return for a quarter was 2.28% during the quarter ended June 30, 2017.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

(1)The Russell 1000® Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and consists of the largest 1000 companies in the Russell 3000 Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(2)The Russell 1000® Growth Total Return Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Growth Fund’s Institutional Class of shares; after-tax returns for the other class of shares will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Growth Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 553-4233 or visiting www.cognios.com.

Cognios Large Cap Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COGEX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	764
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,318
Annual Return 2017	rr_AnnualReturn2017	25.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.28%
1 Year	rr_AverageAnnualReturnYear01	25.81%
Since Inception	rr_AverageAnnualReturnSinceInception	22.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Growth Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COGGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	839
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,550
1 Year	rr_AverageAnnualReturnYear01	25.54%
Since Inception	rr_AverageAnnualReturnSinceInception	22.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Growth Fund | Return After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.67%
Since Inception	rr_AverageAnnualReturnSinceInception	18.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.62%
Since Inception	rr_AverageAnnualReturnSinceInception	16.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Growth Fund | Russell 1000 Total Return Index | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.69%
Since Inception	rr_AverageAnnualReturnSinceInception	21.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Growth Fund | Russell 1000 Growth Total Return Index | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.21%
Since Inception	rr_AverageAnnualReturnSinceInception	25.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016

[1]	Cognios Capital, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.85% through at least October 31, 2018. Subject to approval by the Value Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees' approval.
[2]	Cognios Capital, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.90% through at least October 31, 2018. Subject to approval by the Growth Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees' approval.